FIDELITY (LOGO) INVESTMENTS(registered trademark)   FMR Corp.
                                                    82 Devonshire Street
                                                    Boston MA  02109-3614
                                                    617 563 7000

                        March 5, 1998





Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:   File Room



Re:          Fidelity Advisor Series I (the trust):

             Fidelity Advisor TechnoQuant Growth Fund
             Fidelity Advisor Mid Cap Fund
             Fidelity Advisor Equity Growth Fund
             Fidelity Advisor Growth Opportunities Fund
             Fidelity Advisor Strategic Opportunities Fund
             Fidelity Advisor Large Cap Fund
             Fidelity Advisor Growth & Income Fund (the funds)

             File No. 2-84776 and 811-3785

_____________________________________________________________________
____
Ladies and Gentlemen:
 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statement of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.
                        Very truly yours,







                        /s/Eric D. Roiter
                           Eric D. Roiter
                           Secretary